Trust preferred securities - Additional Information (Detail) (USD $)	Dec. 31, 2013		Dec. 31, 2012
Debt Disclosure [Line Items]
Number Of Business Trusts Owned	5		5
Trust Preferred Securities Subject To Phase Out Provision Of Dodd Frank Act	$ 427,000,000
Percent Of Non Qualifying Capital Instruments Allowed For Tier I Capital In 2015	25.00%
Percent Of Non Qualifying Capital Instruments Allowed For Tier I Capital In 2016	0.00%
Popular Capital Trust I I I [Member] | Trust Preferred Securities Subject To Mandatory Redemption [Member]
Debt Disclosure [Line Items]
Trust Preferred Securities	935,000,000	[1],[2],[3],[4]	935,000,000	[1],[2],[3],[4]
Fixed Rate 500 Percent Until December 2013 And 900 Percent Thereafter Junior Subordinated Deferrable Interest Debentures With No Stated Maturity [Member]
Debt Disclosure [Line Items]
Debt Instrument Unamortized Discount	$ 404,460,000		$ 436,530,000

[1]	Statutory business trust that is wholly-owned by the Corporation.
[2]	These capital securities are fully and unconditionally guaranteed on a subordinated basis by the Corporation to the extent set forth in the applicable guarantee agreement.
[3]	The debentures are perpetual and may be redeemed by Popular at any time, subject to the consent of the Board of Governors of the Federal Reserve System.
[4]	Carrying value of junior subordinated debentures of $ 532 million at December 31, 2013 ($ 936 million aggregate liquidation amount, net of $ 404 million discount) and $ 499 million at December 31, 2012 ($ 936 million aggregate liquidation amount, net of $ 437 million discount).